Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales	$ 0.5	$ 11.6	$ 14.7
Gross realized gains	0.1	0.0	0.1
Gross realized losses	0.0	0.0	(0.3)
Net realized gains (losses) from sales of fixed maturity securities	$ 0.1	$ 0.0	$ (0.2)